OTHER LONG-TERM LIABILITIES - Assumptions (Details)	Dec. 31, 2024 Y age	Dec. 31, 2023 age Y
Defined Benefit Retirement Indemnity Plans, France
Discount rate	3.35%	3.19%
Salary increase	3.00%	3.00%
Retirement age | age	65	65
Average retirement remaining service period | Y	23	23
Defined Benefit Retirement Indemnity Plans, Japan
Discount rate	1.70%	1.30%
Salary increase	2.50%	2.50%
Retirement age | age	60	60
Average retirement remaining service period | Y	14	14